Prepaid Expenses and Othe Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHE CURRENT ASSETS

NOTE 7: PREPAID EXPENSES AND OTHE CURRENT ASSETS

Composition:

	December 31,
	2022	2021
	U.S. dollars in thousands

Government authorities (*)	14	16
Prepaid expenses	71	94
	85	110

(*)	The government authorities are monetary items, which are denominated in or linked to NIS.

The carrying amount of government authorities is a reasonable approximation of the fair value because the effect of discounting is immaterial.